Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table provides information about disaggregated revenue by geographical areas

	Year Ended December 31,
	2023	2022	2021
EMEA	$112,247	$92,749	$88,441
America	172,154	141,920	126,929
APAC	40,709	35,982	30,876
Total	$325,110	$270,651	$246,246

Summary of Contract Balances
The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	December 31, 2023	December 31, 2022
Contract liabilities, current	$195,725	$152,709
Contract liabilities, non-current	47,098	42,173